Provisions for Other Liabilities and Charges - Summary of Analysis of Provisions (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Current	£ 52	£ 20
Non-current	13	145
Total	65	165
Deferred consideration [member]
Disclosure of other provisions [line items]
Current		6
Non-current		36
Total		42
Property [member]
Disclosure of other provisions [line items]
Current	9	2
Non-current	7	100
Total	16	102
Disposals and closures [member]
Disclosure of other provisions [line items]
Current		5
Total		5
Legal and other [member]
Disclosure of other provisions [line items]
Current	43	7
Non-current	6	9
Total	£ 49	£ 16